SUBSEQUENT EVENTS (Details) - CAD ($) $ in Thousands		12 Months Ended
	Mar. 03, 2023	Dec. 31, 2022	Dec. 31, 2021
Distributions to stapled unitholders
Dividends recognised as distributions to owners		$ 202,347	$ 192,782
Major Debt Obligation | Credit Facility
Distributions to stapled unitholders
Borrowing facilities, renewal term	5 years